Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	As at
	June 30,	December 31,
($ millions)	2023	2022
Long-term debt	27,704	26,921
Credit facility borrowings	1,562	1,657
Total long-term debt	29,266	28,578
Less: Deferred financing costs and debt discounts	(174)	(166)
Less: Current installments of long-term debt	(2,284)	(2,481)
	26,808	25,931

Significant Long-Term Debt Issuances		Interest
Year-to-Date June 30, 2023	Month	Rate					Use of
($ millions, except as noted)	Issued	(%)		Maturity	Amount		Proceeds
ITC
Unsecured senior notes	June	5.40	(1)	2033	US	500	(2) (3) (4)
Unsecured senior notes	June	4.95	(5)	2027	US	300	(2) (3) (4)
UNS Energy
Unsecured senior notes	February	5.50		2053	US	375	(2) (3)
FortisAlberta
Unsecured senior debentures	May	4.86		2053	200		(3) (4)
Central Hudson
Unsecured senior notes	March	5.68		2033	US	40	(3) (4)
Unsecured senior notes	March	5.78		2035	US	15	(3) (4)
Unsecured senior notes	March	5.88		2038	US	35	(3) (4)
(1)    ITC entered into interest rate locks which reduced the effective interest rate to 5.32%. See Note 13 to the Interim Financial Statements
(2)    Repay maturing long-term debt
(3)    General corporate purposes
(4)     Repay short-term and/or credit facility borrowings
(5)     Represents a second tranche of ITC's existing 4.95% senior notes, originally issued in 2022

Schedule of Credit Facilities

			As at
Credit facilities	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2023	2022
Total credit facilities	3,963	2,034	5,997	5,850
Credit facilities utilized:
Short-term borrowings (1)	(80)	—	(80)	(253)
Long-term debt (including current portion) (2)	(792)	(770)	(1,562)	(1,657)
Letters of credit outstanding	(57)	(38)	(95)	(128)
Credit facilities unutilized	3,034	1,226	4,260	3,812
(1)    The weighted average interest rate was 6.7% (December 31, 2022 - 4.9%).
(2) The weighted average interest rate was 6.0% (December 31, 2022 - 5.1%). The current portion was $1,114 million (December 31, 2022 - $1,376 million).